Fair Value of Financial Assets and Liabilities - Schedule of Fair Value Measurements of Assets and Liabilities Only for Disclosure Purposes (Non-recurring) (Detail) - CLP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
ASSETS
Financial assets			$ 20,143,785	$ 20,143,785
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member]
ASSETS
Financial assets	$ 24,800,985	$ 22,784,462
LIABILITIES
Financial liabilities	27,368,510	24,358,412
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Deposits and other demand liabilities [member]
LIABILITIES
Financial liabilities	4,873,448	4,300,475
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash in process of being cleared [member]
LIABILITIES
Financial liabilities	164,573	247,165
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Obligations under repurchase agreements [member]
LIABILITIES
Financial liabilities	559,457	1,015,614
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Time deposits and other time liabilities [member]
LIABILITIES
Financial liabilities	11,692,076	10,135,722
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank borrowings [member]
LIABILITIES
Financial liabilities	2,646,176	2,335,509
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Debt instruments issued [member]
LIABILITIES
Financial liabilities	7,244,551	6,311,527
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Lease obligations [member]
LIABILITIES
Financial liabilities	175,263
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Other financial obligations [Member]
LIABILITIES
Financial liabilities	12,966	12,400
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash and deposits in banks [member]
ASSETS
Financial assets	1,009,681	987,680
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Cash items in process of collection [member]
ASSETS
Financial assets	231,305	318,658
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Investments under Agreements to Resell [Member]
ASSETS
Financial assets	75,975	109,467
Non-Recurring Fair Value Measurement [Member] | IFRS9 [member] | Interbank loans [member]
ASSETS
Financial assets	$ 56,396	$ 341,244